Goldman Sachs Innovate Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goldman Sachs Innovate Equity ETF | Goldman Sachs Innovate Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	18.78%	29.90%	(32.26%)	10.59%